Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 80,385	$ 19,580
Tax credit carryforwards	22,474	5,477
Capitalized research and development	34,395	10,279
Stock-based compensation	4,494	319
Amortization	1,138	0
Operating lease liability	9,052	855
Accrued expenses and other temporary differences	1,543	707
Total deferred tax assets	153,481	37,217
Less: valuation allowance	(145,766)	(36,094)
Net deferred tax assets	7,715	1,123
Deferred tax liabilities:
Operating right-of-use asset	(7,401)	(552)
Depreciation	(314)	(571)
Total deferred tax liabilities	(7,715)	(1,123)
Net deferred taxes	$ 0	$ 0